FEDERATED HERMES HIGH YIELD TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 29, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES HIGH YIELD TRUST (the “Registrant”)
Federated Hermes Opportunistic High Yield Bond Fund Class A Shares Class C Shares Class R6 Shares Institutional Shares Service Shares (the “Fund”)

1933 Act File No. 2-91091
1940 Act File No. 811-2782

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 30, 2022, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule [485(b) as Post-Effective Amendment No. 80 on April 26, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary